Share-Based Compensation And Awards (Stock Options Activity) (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at beginning of period		10,158,005	11,353,136
Number of options, Granted (in shares)		2,790,000	2,923,000
Number of options, Forfeited (in shares)		(1,714,445)	(861,150)
Number of options, Exercised (in shares)	[1]	(1,854,594)	(3,256,981)
Number of options, end of year (in shares)		9,378,966	10,158,005
Weighted average exercise price, beginning of year		$ 24.45	$ 23.70
Weighted average exercise price, Granted		27.17	26.89
Weighted average exercise price, Forfeited		26.45	25.82
Weighted average exercise price, Exercised	[1]	23.05	23.72
Weighted average exercise price, end of year		$ 25.18	$ 24.45
Class B Non-Voting Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Exercised (in shares)		(1,854,594)	(3,256,981)
Weighted average exercise price, Exercised		$ 27.87	$ 27.87

[1]	The weighted average Class B Non-Voting Share price for the options exercised was $27.87.